GENERAL INFORMATION - Schedule of subsidiaries (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
General Information [Line Items]
Equity	$ 1,337,202	$ 711,329	$ 438,275	$ 30,721
Gain /(loss)	1,463,561	977,445	581,550
Lan Pax Group S.A. and Subsidiaries
General Information [Line Items]
Assets	549,409	462,748
Liabilities	2,048,197	1,933,499
Equity	(1,117,168)	(1,092,261)
Gain /(loss)	(36,835)	(122,763)	7,514
LATAM Airlines Perú S.A.
General Information [Line Items]
Assets	529,475	437,768
Liabilities	418,988	366,089
Equity	110,487	16,930
Gain /(loss)	38,808	22,861	(4,666)
Lan Cargo S.A.
General Information [Line Items]
Assets	578,756	490,550
Liabilities	318,492	263,747
Equity	260,264	226,803
Gain /(loss)	34,617	27,238	22,677
Prime Cargo SpA.
General Information [Line Items]
Assets	16,818	14,806
Liabilities	12,333	14,844
Equity	4,485	(38)
Gain /(loss)	135	(813)	0
Connecta Corporation
General Information [Line Items]
Assets	37,884	47,583
Liabilities	10,717	15,255
Equity	27,167	32,328
Gain /(loss)	(5,161)	(5,936)	693
Prime Airport Services Inc. and Subsidiary
General Information [Line Items]
Assets	19,264	18,752
Liabilities	15,291	15,582
Equity	3,973	3,169
Gain /(loss)	802	977	1,380
Transporte Aéreo S.A.
General Information [Line Items]
Assets	234,376	238,354
Liabilities	141,333	121,609
Equity	93,043	116,745
Gain /(loss)	(21,983)	(10,064)	24,871
Fast Air Almacenes de Carga S.A.
General Information [Line Items]
Assets	30,055	25,783
Liabilities	18,951	19,771
Equity	11,104	6,005
Gain /(loss)	4,256	3,675	462
Lan Cargo Inversiones S.A. and Subsidiary
General Information [Line Items]
Assets	264,655	208,807
Liabilities	145,918	116,796
Equity	(45,855)	(66,907)
Gain /(loss)	21,728	6,010	(5,345)
Inversiones Lan S.A.
General Information [Line Items]
Assets	1,208	1,184
Liabilities	48	48
Equity	1,160	1,136
Gain /(loss)	25	(53)	(36)
Technical Training LATAM S.A.
General Information [Line Items]
Assets	1,485	1,238
Liabilities	1,060	740
Equity	425	498
Gain /(loss)	(64)	205	165
Latam Finance Limited
General Information [Line Items]
Assets	111	112
Liabilities	208,620	208,620
Equity	(208,509)	(208,508)
Gain /(loss)	(1)	(1)	(1)
Professional Airline Services INC.
General Information [Line Items]
Assets	11,382	8,508
Liabilities	2,084	1,660
Equity	9,298	6,848
Gain /(loss)	2,449	1,960	1,681
Jarletul S.A.
General Information [Line Items]
Assets	9	12
Liabilities	1,101	1,101
Equity	(1,092)	(1,089)
Gain /(loss)	(3)	(4)	8
Latam Travel S.R.L.
General Information [Line Items]
Assets	95	93
Liabilities	0	0
Equity	95	93
Gain /(loss)	2	0	5
Latam Travel Chile II S.A.
General Information [Line Items]
Assets	338	358
Liabilities	1,225	1,243
Equity	(887)	(885)
Gain /(loss)	(2)	(2)	(16)
Latam Travel S.A.
General Information [Line Items]
Assets	4,323	3,847
Liabilities	1,807	1,623
Equity	2,516	2,091
Gain /(loss)	422	(3,563)	940
TAM S.A. and Subsidiaries
General Information [Line Items]
Assets	4,963,316	4,070,469
Liabilities	3,167,385	2,557,042
Equity	1,794,199	1,512,327
Gain /(loss)	$ 553,684	$ 673,648	$ 740,783